Shareholder Report	8 Months Ended	12 Months Ended	65 Months Ended	70 Months Ended
	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key		0001293210
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000225700 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ In Retirement Portfolio
Class Name		Investor Class
Trading Symbol		AAAMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio Investor Class returned 9.87% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	9.87%	4.05%	4.72%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,127,503	$ 78,127,503	$ 78,127,503	$ 78,127,503
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 309,065
Investment Company, Portfolio Turnover		30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

C000225696 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ In Retirement Portfolio
Class Name		I Class
Trading Symbol		AAAOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio I Class returned 10.13% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	10.13%	4.25%	4.93%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,127,503	$ 78,127,503	$ 78,127,503	$ 78,127,503
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 309,065
Investment Company, Portfolio Turnover		30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

C000225697 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ In Retirement Portfolio
Class Name		A Class
Trading Symbol		AABEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio A Class returned 9.58% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	9.58%	3.78%	4.46%	3/10/21
A Class - with sales charge	3.28%	2.56%	3.32%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,127,503	$ 78,127,503	$ 78,127,503	$ 78,127,503
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 309,065
Investment Company, Portfolio Turnover		30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

C000225698 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ In Retirement Portfolio
Class Name		R Class
Trading Symbol		AABGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$113	1.08%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R Class returned 9.38% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	9.38%	3.53%	4.20%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,127,503	$ 78,127,503	$ 78,127,503	$ 78,127,503
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 309,065
Investment Company, Portfolio Turnover		30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

C000225699 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ In Retirement Portfolio
Class Name		R6 Class
Trading Symbol		AABHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R6 Class returned 10.35% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	10.35%	4.41%	5.10%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,127,503	$ 78,127,503	$ 78,127,503	$ 78,127,503
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 309,065
Investment Company, Portfolio Turnover		30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

C000225702 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2025 Portfolio
Class Name		Investor Class
Trading Symbol		AABJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio Investor Class returned 10.93% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	10.93%	4.49%	5.19%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,589,390	$ 78,589,390	$ 78,589,390	$ 78,589,390
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 363,518
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225701 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2025 Portfolio
Class Name		I Class
Trading Symbol		AABKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio I Class returned 11.05% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	11.05%	4.67%	5.38%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,589,390	$ 78,589,390	$ 78,589,390	$ 78,589,390
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 363,518
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225703 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2025 Portfolio
Class Name		A Class
Trading Symbol		AABQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio A Class returned 10.56% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	10.56%	4.22%	4.93%	3/10/21
A Class - with sales charge	4.20%	2.99%	3.78%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,589,390	$ 78,589,390	$ 78,589,390	$ 78,589,390
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 363,518
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225704 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2025 Portfolio
Class Name		R Class
Trading Symbol		AABRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R Class returned 10.29% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.29%	3.95%	4.66%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,589,390	$ 78,589,390	$ 78,589,390	$ 78,589,390
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 363,518
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225705 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2025 Portfolio
Class Name		R6 Class
Trading Symbol		AABVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R6 Class returned 11.31% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	11.31%	4.84%	5.56%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 78,589,390	$ 78,589,390	$ 78,589,390	$ 78,589,390
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 363,518
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225710 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2030 Portfolio
Class Name		Investor Class
Trading Symbol		AABWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio Investor Class returned 12.42% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	12.42%	5.04%	5.76%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 151,648,959	$ 151,648,959	$ 151,648,959	$ 151,648,959
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 611,443
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

C000225706 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2030 Portfolio
Class Name		I Class
Trading Symbol		AAEWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio I Class returned 12.62% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.62%	5.25%	5.98%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 151,648,959	$ 151,648,959	$ 151,648,959	$ 151,648,959
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 611,443
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

C000225707 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2030 Portfolio
Class Name		A Class
Trading Symbol		AABZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio A Class returned 12.14% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	12.14%	4.78%	5.51%	3/10/21
A Class - with sales charge	5.69%	3.55%	4.35%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 151,648,959	$ 151,648,959	$ 151,648,959	$ 151,648,959
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 611,443
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

C000225708 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2030 Portfolio
Class Name		R Class
Trading Symbol		AACHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R Class returned 11.86% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	11.86%	4.53%	5.25%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 151,648,959	$ 151,648,959	$ 151,648,959	$ 151,648,959
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 611,443
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

C000225709 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2030 Portfolio
Class Name		R6 Class
Trading Symbol		AACJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R6 Class returned 12.78% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	12.78%	5.42%	6.14%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 151,648,959	$ 151,648,959	$ 151,648,959	$ 151,648,959
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 611,443
Investment Company, Portfolio Turnover		25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

C000225715 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2035 Portfolio
Class Name		Investor Class
Trading Symbol		AACKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio Investor Class returned 14.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	14.23%	5.76%	6.49%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 181,671,955	$ 181,671,955	$ 181,671,955	$ 181,671,955
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 672,950
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225714 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2035 Portfolio
Class Name		I Class
Trading Symbol		AACLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio I Class returned 14.45% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	14.45%	5.96%	6.69%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 181,671,955	$ 181,671,955	$ 181,671,955	$ 181,671,955
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 672,950
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225713 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2035 Portfolio
Class Name		A Class
Trading Symbol		AACMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio A Class returned 13.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	13.95%	5.50%	6.23%	3/10/21
A Class - with sales charge	7.40%	4.26%	5.07%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 181,671,955	$ 181,671,955	$ 181,671,955	$ 181,671,955
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 672,950
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225712 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2035 Portfolio
Class Name		R Class
Trading Symbol		AACPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R Class returned 13.59% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	13.59%	5.22%	5.95%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 181,671,955	$ 181,671,955	$ 181,671,955	$ 181,671,955
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 672,950
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225711 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2035 Portfolio
Class Name		R6 Class
Trading Symbol		AACQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R6 Class returned 14.61% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	14.61%	6.13%	6.85%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 181,671,955	$ 181,671,955	$ 181,671,955	$ 181,671,955
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 672,950
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225716 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2040 Portfolio
Class Name		Investor Class
Trading Symbol		AACSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio Investor Class returned 15.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	15.95%	6.53%	7.28%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 162,755,899	$ 162,755,899	$ 162,755,899	$ 162,755,899
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 686,487
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

C000225717 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2040 Portfolio
Class Name		I Class
Trading Symbol		AACUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio I Class returned 16.06% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	16.06%	6.73%	7.49%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 162,755,899	$ 162,755,899	$ 162,755,899	$ 162,755,899
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 686,487
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

C000225718 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2040 Portfolio
Class Name		A Class
Trading Symbol		AACVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio A Class returned 15.58% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	15.58%	6.26%	7.01%	3/10/21
A Class - with sales charge	8.93%	5.01%	5.85%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 162,755,899	$ 162,755,899	$ 162,755,899	$ 162,755,899
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 686,487
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

C000225720 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2040 Portfolio
Class Name		R Class
Trading Symbol		AACWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$116	1.08%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R Class returned 15.31% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	15.31%	5.99%	6.74%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 162,755,899	$ 162,755,899	$ 162,755,899	$ 162,755,899
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 686,487
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

C000225719 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2040 Portfolio
Class Name		R6 Class
Trading Symbol		AACZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R6 Class returned 16.32% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	16.32%	6.92%	7.67%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 162,755,899	$ 162,755,899	$ 162,755,899	$ 162,755,899
Holdings Count | holding	24	24	24	24
Advisory Fees Paid, Amount		$ 686,487
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

C000225721 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2045 Portfolio
Class Name		Investor Class
Trading Symbol		AADHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio Investor Class returned 17.44% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	17.44%	7.31%	8.06%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 174,015,907	$ 174,015,907	$ 174,015,907	$ 174,015,907
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 627,243
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

C000225722 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2045 Portfolio
Class Name		I Class
Trading Symbol		AADJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio I Class returned 17.67% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	17.67%	7.51%	8.27%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 174,015,907	$ 174,015,907	$ 174,015,907	$ 174,015,907
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 627,243
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

C000225723 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2045 Portfolio
Class Name		A Class
Trading Symbol		AADKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$90	0.83%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio A Class returned 17.17% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	17.17%	7.04%	7.79%	3/10/21
A Class - with sales charge	10.43%	5.78%	6.62%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 174,015,907	$ 174,015,907	$ 174,015,907	$ 174,015,907
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 627,243
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

C000225724 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2045 Portfolio
Class Name		R Class
Trading Symbol		AADLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$117	1.08%

Expenses Paid, Amount		$ 117
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R Class returned 16.91% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	16.91%	6.76%	7.52%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 174,015,907	$ 174,015,907	$ 174,015,907	$ 174,015,907
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 627,243
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

C000225725 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2045 Portfolio
Class Name		R6 Class
Trading Symbol		AADMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R6 Class returned 17.83% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	17.83%	7.66%	8.43%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 174,015,907	$ 174,015,907	$ 174,015,907	$ 174,015,907
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 627,243
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

C000225726 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2050 Portfolio
Class Name		Investor Class
Trading Symbol		AADNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio Investor Class returned 18.89% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	18.89%	7.98%	8.75%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 152,540,947	$ 152,540,947	$ 152,540,947	$ 152,540,947
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 580,804
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

C000225727 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2050 Portfolio
Class Name		I Class
Trading Symbol		AADOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio I Class returned 19.11% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	19.11%	8.18%	8.96%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 152,540,947	$ 152,540,947	$ 152,540,947	$ 152,540,947
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 580,804
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

C000225728 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2050 Portfolio
Class Name		A Class
Trading Symbol		AADPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio A Class returned 18.52% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	18.52%	7.71%	8.48%	3/10/21
A Class - with sales charge	11.70%	6.44%	7.29%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 152,540,947	$ 152,540,947	$ 152,540,947	$ 152,540,947
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 580,804
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

C000225730 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2050 Portfolio
Class Name		R Class
Trading Symbol		AADQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$118	1.08%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R Class returned 18.25% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	18.25%	7.46%	8.21%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 152,540,947	$ 152,540,947	$ 152,540,947	$ 152,540,947
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 580,804
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

C000225729 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2050 Portfolio
Class Name		R6 Class
Trading Symbol		AADUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R6 Class returned 19.37% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	19.37%	8.37%	9.13%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 152,540,947	$ 152,540,947	$ 152,540,947	$ 152,540,947
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 580,804
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

C000225735 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2055 Portfolio
Class Name		Investor Class
Trading Symbol		AADVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.58%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio Investor Class returned 20.33% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	20.33%	8.46%	9.23%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 109,359,313	$ 109,359,313	$ 109,359,313	$ 109,359,313
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 436,023
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000225731 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2055 Portfolio
Class Name		I Class
Trading Symbol		AADWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio I Class returned 20.54% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	20.54%	8.70%	9.46%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 109,359,313	$ 109,359,313	$ 109,359,313	$ 109,359,313
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 436,023
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000225732 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2055 Portfolio
Class Name		A Class
Trading Symbol		AADZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio A Class returned 19.97% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	19.97%	8.19%	8.95%	3/10/21
A Class - with sales charge	13.07%	6.92%	7.76%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 109,359,313	$ 109,359,313	$ 109,359,313	$ 109,359,313
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 436,023
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000225733 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2055 Portfolio
Class Name		R Class
Trading Symbol		AAEDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.08%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R Class returned 19.70% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	19.70%	7.92%	8.68%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 109,359,313	$ 109,359,313	$ 109,359,313	$ 109,359,313
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 436,023
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000225734 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2055 Portfolio
Class Name		R6 Class
Trading Symbol		AAEEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R6 Class returned 20.69% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	20.69%	8.86%	9.63%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 109,359,313	$ 109,359,313	$ 109,359,313	$ 109,359,313
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 436,023
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000225689 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2060 Portfolio
Class Name		Investor Class
Trading Symbol		AAEFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.58%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio Investor Class returned 20.51% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	20.51%	8.69%	9.45%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 104,987,921	$ 104,987,921	$ 104,987,921	$ 104,987,921
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 452,417
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225686 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2060 Portfolio
Class Name		I Class
Trading Symbol		AAEGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio I Class returned 20.92% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	20.92%	8.93%	9.67%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 104,987,921	$ 104,987,921	$ 104,987,921	$ 104,987,921
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 452,417
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225687 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2060 Portfolio
Class Name		A Class
Trading Symbol		AAEHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio A Class returned 20.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	20.23%	8.44%	9.18%	3/10/21
A Class - with sales charge	13.32%	7.16%	7.99%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 104,987,921	$ 104,987,921	$ 104,987,921	$ 104,987,921
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 452,417
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225688 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2060 Portfolio
Class Name		R Class
Trading Symbol		AAEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.08%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R Class returned 19.98% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	19.98%	8.15%	8.89%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 104,987,921	$ 104,987,921	$ 104,987,921	$ 104,987,921
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 452,417
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225690 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2060 Portfolio
Class Name		R6 Class
Trading Symbol		AAEJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R6 Class returned 21.08% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	21.08%	9.08%	9.83%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 104,987,921	$ 104,987,921	$ 104,987,921	$ 104,987,921
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 452,417
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225692 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2065 Portfolio
Class Name		Investor Class
Trading Symbol		AAEKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.58%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio Investor Class returned 20.59% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	20.59%	8.67%	9.54%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 29,336,561	$ 29,336,561	$ 29,336,561	$ 29,336,561
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 86,876
Investment Company, Portfolio Turnover		11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225693 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2065 Portfolio
Class Name		I Class
Trading Symbol		AAELX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio I Class returned 20.82% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	20.82%	8.87%	9.75%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 29,336,561	$ 29,336,561	$ 29,336,561	$ 29,336,561
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 86,876
Investment Company, Portfolio Turnover		11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225695 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2065 Portfolio
Class Name		A Class
Trading Symbol		AAEOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio A Class returned 20.24% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	20.24%	8.38%	9.26%	3/10/21
A Class - with sales charge	13.33%	7.11%	8.06%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 29,336,561	$ 29,336,561	$ 29,336,561	$ 29,336,561
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 86,876
Investment Company, Portfolio Turnover		11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225694 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2065 Portfolio
Class Name		R Class
Trading Symbol		AAEUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.08%

Expenses Paid, Amount		$ 119
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R Class returned 19.97% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	19.97%	8.11%	8.98%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 29,336,561	$ 29,336,561	$ 29,336,561	$ 29,336,561
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 86,876
Investment Company, Portfolio Turnover		11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225691 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2065 Portfolio
Class Name		R6 Class
Trading Symbol		AAEVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R6 Class returned 20.99% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	20.99%	9.04%	9.91%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

Performance Inception Date			Mar. 10, 2021
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 29,336,561	$ 29,336,561	$ 29,336,561	$ 29,336,561
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 86,876
Investment Company, Portfolio Turnover		11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000266192 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2070 Portfolio
Class Name		Investor Class
Trading Symbol		ARASX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.59%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio Investor Class returned 12.52% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
Investor Class	12.52%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,128,285	$ 1,128,285	$ 1,128,285	$ 1,128,285
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 2,266
Investment Company, Portfolio Turnover		48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000266193 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2070 Portfolio
Class Name		I Class
Trading Symbol		ARATX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.39%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio I Class returned 12.64% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
I Class	12.64%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,128,285	$ 1,128,285	$ 1,128,285	$ 1,128,285
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 2,266
Investment Company, Portfolio Turnover		48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000266194 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2070 Portfolio
Class Name		A Class
Trading Symbol		ARAUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$59	0.84%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio A Class returned 12.29% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
A Class	12.29%	12/1/25
A Class - with sales charge	5.84%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,128,285	$ 1,128,285	$ 1,128,285	$ 1,128,285
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 2,266
Investment Company, Portfolio Turnover		48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000266196 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2070 Portfolio
Class Name		R Class
Trading Symbol		ARAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$77	1.09%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio R Class returned 12.17% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
R Class	12.17%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,128,285	$ 1,128,285	$ 1,128,285	$ 1,128,285
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 2,266
Investment Company, Portfolio Turnover		48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000266195 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Blend+ 2070 Portfolio
Class Name		R6 Class
Trading Symbol		ARAWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.24%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio R6 Class returned 12.76% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
R6 Class	12.76%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,128,285	$ 1,128,285	$ 1,128,285	$ 1,128,285
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 2,266
Investment Company, Portfolio Turnover		48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000014670 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Very Conservative
Class Name		Investor Class
Trading Symbol		AONIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative Investor Class returned 6.22% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.22%	2.49%	4.16%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 346,261,911	$ 346,261,911	$ 346,261,911	$ 346,261,911
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.2%
Domestic Equity Funds	20.6%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

C000153102 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Very Conservative
Class Name		R Class
Trading Symbol		AORHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$51	0.50%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative R Class returned 5.61% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.61%	1.98%	3.64%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 346,261,911	$ 346,261,911	$ 346,261,911	$ 346,261,911
Holdings Count | holding	19	19	19	19
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.2%
Domestic Equity Funds	20.6%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

C000014690 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Conservative
Class Name		Investor Class
Trading Symbol		AOCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative Investor Class returned 8.68% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.68%	3.58%	5.82%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,064,029,686	$ 1,064,029,686	$ 1,064,029,686	$ 1,064,029,686
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.9%
International Equity Funds	11.7%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

C000153106 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Conservative
Class Name		R Class
Trading Symbol		AORSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative R Class returned 8.24% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.24%	3.07%	5.30%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,064,029,686	$ 1,064,029,686	$ 1,064,029,686	$ 1,064,029,686
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.9%
International Equity Funds	11.7%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

C000014689 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Moderate
Class Name		Investor Class
Trading Symbol		AOMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate Investor Class returned 12.17% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.17%	5.04%	7.77%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,746,156,994	$ 1,746,156,994	$ 1,746,156,994	$ 1,746,156,994
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	21.9%
International Fixed Income Funds	8.3%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000153105 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Moderate
Class Name		R Class
Trading Symbol		AORMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate R Class returned 11.57% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.57%	4.51%	7.23%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,746,156,994	$ 1,746,156,994	$ 1,746,156,994	$ 1,746,156,994
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	21.9%
International Fixed Income Funds	8.3%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014688 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Aggressive
Class Name		Investor Class
Trading Symbol		AOGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive Investor Class returned 14.76% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.76%	6.34%	9.36%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 899,595,169	$ 899,595,169	$ 899,595,169	$ 899,595,169
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.6%
International Equity Funds	29.2%
Domestic Fixed Income Funds	13.1%
International Fixed Income Funds	3.8%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000153104 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Aggressive
Class Name		R Class
Trading Symbol		AORYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive R Class returned 14.24% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.24%	5.80%	8.82%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 899,595,169	$ 899,595,169	$ 899,595,169	$ 899,595,169
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.6%
International Equity Funds	29.2%
Domestic Fixed Income Funds	13.1%
International Fixed Income Funds	3.8%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000014687 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Very Aggressive
Class Name		Investor Class
Trading Symbol		AOVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive Investor Class returned 17.73% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	17.73%	7.38%	10.88%
MSCI ACWI IMI	22.27%	10.40%	12.02%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 361,021,229	$ 361,021,229	$ 361,021,229	$ 361,021,229
Holdings Count | holding	14	14	14	14
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

C000153103 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice Portfolio: Very Aggressive
Class Name		R Class
Trading Symbol		AORVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive R Class returned 17.13% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	17.13%	6.85%	10.32%
MSCI ACWI IMI	22.27%	10.40%	12.02%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 361,021,229	$ 361,021,229	$ 361,021,229	$ 361,021,229
Holdings Count | holding	14	14	14	14
Advisory Fees Paid, Amount		$ 0
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

C000014683 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice In Retirement Portfolio
Class Name		Investor Class
Trading Symbol		ARTOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.74%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio Investor Class returned 9.62% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.62%	4.17%	5.93%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 16,537,504
Investment Company, Portfolio Turnover		12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000014685 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice In Retirement Portfolio
Class Name		I Class
Trading Symbol		ATTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$57	0.54%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio I Class returned 9.92% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.92%	4.39%	6.15%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 16,537,504
Investment Company, Portfolio Turnover		12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000014684 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice In Retirement Portfolio
Class Name		A Class
Trading Symbol		ARTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$104	0.99%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio A Class returned 9.42% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.42%	3.92%	5.68%
A Class - with sales charge	3.13%	2.70%	5.05%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 16,537,504
Investment Company, Portfolio Turnover		12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000088020 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice In Retirement Portfolio
Class Name		C Class
Trading Symbol		ATTCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$181	1.74%

Expenses Paid, Amount		$ 181
Expense Ratio, Percent		1.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio C Class returned 8.55% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.55%	3.14%	4.88%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 16,537,504
Investment Company, Portfolio Turnover		12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000014686 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice In Retirement Portfolio
Class Name		R Class
Trading Symbol		ARSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$130	1.24%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R Class returned 9.09% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.09%	3.66%	5.41%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 16,537,504
Investment Company, Portfolio Turnover		12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000191058 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice In Retirement Portfolio
Class Name		R6 Class
Trading Symbol		ARDTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.39%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R6 Class returned 10.08% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.08%	4.56%	6.30%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271	$ 2,304,881,271
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 16,537,504
Investment Company, Portfolio Turnover		12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000064316 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2030 Portfolio
Class Name		Investor Class
Trading Symbol		ARCVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.78%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio Investor Class returned 10.22% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.22%	4.30%	6.73%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 8,219,707
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000064317 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2030 Portfolio
Class Name		I Class
Trading Symbol		ARCSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$61	0.58%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio I Class returned 10.45% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.45%	4.50%	6.94%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 8,219,707
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000064318 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2030 Portfolio
Class Name		A Class
Trading Symbol		ARCMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$108	1.03%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio A Class returned 9.96% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.96%	4.04%	6.46%
A Class - with sales charge	3.63%	2.82%	5.83%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 8,219,707
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000088022 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2030 Portfolio
Class Name		C Class
Trading Symbol		ARWOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$186	1.78%

Expenses Paid, Amount		$ 186
Expense Ratio, Percent		1.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio C Class returned 9.16% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.16%	3.27%	5.67%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 8,219,707
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000064319 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2030 Portfolio
Class Name		R Class
Trading Symbol		ARCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$134	1.28%

Expenses Paid, Amount		$ 134
Expense Ratio, Percent		1.28%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R Class returned 9.75% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.75%	3.79%	6.20%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 8,219,707
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000191060 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2030 Portfolio
Class Name		R6 Class
Trading Symbol		ARCUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.43%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.43%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R6 Class returned 10.67% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.67%	4.68%	7.09%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966	$ 1,126,009,966
Holdings Count | holding	22	22	22	22
Advisory Fees Paid, Amount		$ 8,219,707
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000014675 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2035 Portfolio
Class Name		Investor Class
Trading Symbol		ARYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	0.81%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio Investor Class returned 11.19% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.19%	4.61%	7.28%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 11,205,344
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

C000014677 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2035 Portfolio
Class Name		I Class
Trading Symbol		ARLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$64	0.61%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio I Class returned 11.33% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.33%	4.82%	7.49%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 11,205,344
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

C000014676 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2035 Portfolio
Class Name		A Class
Trading Symbol		ARYAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$112	1.06%

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio A Class returned 10.90% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.90%	4.35%	7.01%
A Class - with sales charge	4.52%	3.12%	6.38%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 11,205,344
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

C000088018 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2035 Portfolio
Class Name		C Class
Trading Symbol		ARLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$190	1.81%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio C Class returned 10.01% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.01%	3.57%	6.20%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 11,205,344
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

C000014678 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2035 Portfolio
Class Name		R Class
Trading Symbol		ARYRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.31%

Expenses Paid, Amount		$ 138
Expense Ratio, Percent		1.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R Class returned 10.55% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.55%	4.08%	6.74%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 11,205,344
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

C000191056 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2035 Portfolio
Class Name		R6 Class
Trading Symbol		ARLDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$49	0.46%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R6 Class returned 11.56% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.56%	4.98%	7.64%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905	$ 1,482,731,905
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 11,205,344
Investment Company, Portfolio Turnover		15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

C000064323 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2040 Portfolio
Class Name		Investor Class
Trading Symbol		ARDVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.83%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio Investor Class returned 12.12% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.12%	5.01%	7.87%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 8,418,999
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000064320 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2040 Portfolio
Class Name		I Class
Trading Symbol		ARDSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.63%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio I Class returned 12.36% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.36%	5.22%	8.09%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 8,418,999
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000064321 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2040 Portfolio
Class Name		A Class
Trading Symbol		ARDMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.08%

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio A Class returned 11.85% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.85%	4.74%	7.60%
A Class - with sales charge	5.42%	3.51%	6.96%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 8,418,999
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000088023 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2040 Portfolio
Class Name		C Class
Trading Symbol		ARNOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$193	1.83%

Expenses Paid, Amount		$ 193
Expense Ratio, Percent		1.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio C Class returned 10.94% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.94%	3.95%	6.80%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 8,418,999
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000064322 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2040 Portfolio
Class Name		R Class
Trading Symbol		ARDRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$141	1.33%

Expenses Paid, Amount		$ 141
Expense Ratio, Percent		1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R Class returned 11.57% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.57%	4.48%	7.33%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 8,418,999
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000191061 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2040 Portfolio
Class Name		R6 Class
Trading Symbol		ARDUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R6 Class returned 12.54% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.54%	5.38%	8.25%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371	$ 1,107,717,371
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 8,418,999
Investment Company, Portfolio Turnover		14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000014679 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2045 Portfolio
Class Name		Investor Class
Trading Symbol		AROIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.86%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio Investor Class returned 13.33% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	13.33%	5.46%	8.50%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 9,934,465
Investment Company, Portfolio Turnover		13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014681 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2045 Portfolio
Class Name		I Class
Trading Symbol		AOOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio I Class returned 13.54% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	13.54%	5.67%	8.71%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 9,934,465
Investment Company, Portfolio Turnover		13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014680 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2045 Portfolio
Class Name		A Class
Trading Symbol		AROAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$118	1.11%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio A Class returned 13.00% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	13.00%	5.19%	8.22%
A Class - with sales charge	6.50%	3.95%	7.58%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 9,934,465
Investment Company, Portfolio Turnover		13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000088019 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2045 Portfolio
Class Name		C Class
Trading Symbol		AROCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.86%

Expenses Paid, Amount		$ 197
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio C Class returned 12.12% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	12.12%	4.39%	7.41%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 9,934,465
Investment Company, Portfolio Turnover		13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014682 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2045 Portfolio
Class Name		R Class
Trading Symbol		ARORX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.36%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R Class returned 12.70% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.70%	4.93%	7.96%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 9,934,465
Investment Company, Portfolio Turnover		13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000191057 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2045 Portfolio
Class Name		R6 Class
Trading Symbol		ARDOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.51%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R6 Class returned 13.67% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	13.67%	5.81%	8.86%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067	$ 1,246,272,067
Holdings Count | holding	23	23	23	23
Advisory Fees Paid, Amount		$ 9,934,465
Investment Company, Portfolio Turnover		13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000064324 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2050 Portfolio
Class Name		Investor Class
Trading Symbol		ARFVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.88%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio Investor Class returned 14.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.23%	5.96%	9.10%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 972,280,237	$ 972,280,237	$ 972,280,237	$ 972,280,237
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 7,684,255
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

C000064325 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2050 Portfolio
Class Name		I Class
Trading Symbol		ARFSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$73	0.68%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio I Class returned 14.51% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.51%	6.16%	9.32%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 972,280,237	$ 972,280,237	$ 972,280,237	$ 972,280,237
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 7,684,255
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

C000064326 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2050 Portfolio
Class Name		A Class
Trading Symbol		ARFMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$121	1.13%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio A Class returned 13.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	13.95%	5.69%	8.83%
A Class - with sales charge	7.40%	4.45%	8.19%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 972,280,237	$ 972,280,237	$ 972,280,237	$ 972,280,237
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 7,684,255
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

C000088024 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2050 Portfolio
Class Name		C Class
Trading Symbol		ARFDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$200	1.88%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio C Class returned 13.10% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.10%	4.90%	8.02%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 972,280,237	$ 972,280,237	$ 972,280,237	$ 972,280,237
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 7,684,255
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

C000064327 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2050 Portfolio
Class Name		R Class
Trading Symbol		ARFWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$147	1.38%

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R Class returned 13.64% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.64%	5.42%	8.55%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 972,280,237	$ 972,280,237	$ 972,280,237	$ 972,280,237
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 7,684,255
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

C000191062 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2050 Portfolio
Class Name		R6 Class
Trading Symbol		ARFEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R6 Class returned 14.65% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	14.65%	6.33%	9.47%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 972,280,237	$ 972,280,237	$ 972,280,237	$ 972,280,237
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 7,684,255
Investment Company, Portfolio Turnover		16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

C000098234 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2055 Portfolio
Class Name		Investor Class
Trading Symbol		AREVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio Investor Class returned 15.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.23%	6.44%	9.50%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 732,341,213	$ 732,341,213	$ 732,341,213	$ 732,341,213
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 5,773,305
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098235 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2055 Portfolio
Class Name		I Class
Trading Symbol		ARENX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$73	0.68%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio I Class returned 15.47% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.47%	6.66%	9.72%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 732,341,213	$ 732,341,213	$ 732,341,213	$ 732,341,213
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 5,773,305
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098236 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2055 Portfolio
Class Name		A Class
Trading Symbol		AREMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$121	1.13%

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio A Class returned 14.96% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.96%	6.18%	9.23%
A Class - with sales charge	8.35%	4.93%	8.59%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 732,341,213	$ 732,341,213	$ 732,341,213	$ 732,341,213
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 5,773,305
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098237 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2055 Portfolio
Class Name		C Class
Trading Symbol		AREFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$201	1.88%

Expenses Paid, Amount		$ 201
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio C Class returned 14.09% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	14.09%	5.38%	8.41%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 732,341,213	$ 732,341,213	$ 732,341,213	$ 732,341,213
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 5,773,305
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098238 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2055 Portfolio
Class Name		R Class
Trading Symbol		AREOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$148	1.38%

Expenses Paid, Amount		$ 148
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R Class returned 14.65% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.65%	5.92%	8.96%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 732,341,213	$ 732,341,213	$ 732,341,213	$ 732,341,213
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 5,773,305
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000191063 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2055 Portfolio
Class Name		R6 Class
Trading Symbol		AREUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R6 Class returned 15.61% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	15.61%	6.81%	9.88%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 732,341,213	$ 732,341,213	$ 732,341,213	$ 732,341,213
Holdings Count | holding	21	21	21	21
Advisory Fees Paid, Amount		$ 5,773,305
Investment Company, Portfolio Turnover		17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000160243 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2060 Portfolio
Class Name		Investor Class
Trading Symbol		ARGVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio Investor Class returned 15.69% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.69%	6.67%	9.71%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 447,344,699	$ 447,344,699	$ 447,344,699	$ 447,344,699
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 3,390,411
Investment Company, Portfolio Turnover		21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000160244 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2060 Portfolio
Class Name		I Class
Trading Symbol		ARGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$73	0.68%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio I Class returned 15.90% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.90%	6.89%	9.94%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 447,344,699	$ 447,344,699	$ 447,344,699	$ 447,344,699
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 3,390,411
Investment Company, Portfolio Turnover		21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000160245 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2060 Portfolio
Class Name		A Class
Trading Symbol		ARGMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$122	1.13%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio A Class returned 15.48% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	15.48%	6.41%	9.45%
A Class - with sales charge	8.84%	5.16%	8.80%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 447,344,699	$ 447,344,699	$ 447,344,699	$ 447,344,699
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 3,390,411
Investment Company, Portfolio Turnover		21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000160246 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2060 Portfolio
Class Name		C Class
Trading Symbol		ARGHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.88%

Expenses Paid, Amount		$ 202
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio C Class returned 14.62% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	14.62%	5.62%	8.63%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 447,344,699	$ 447,344,699	$ 447,344,699	$ 447,344,699
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 3,390,411
Investment Company, Portfolio Turnover		21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000160247 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2060 Portfolio
Class Name		R Class
Trading Symbol		ARGRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$148	1.38%

Expenses Paid, Amount		$ 148
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R Class returned 15.14% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	15.14%	6.14%	9.17%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 447,344,699	$ 447,344,699	$ 447,344,699	$ 447,344,699
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 3,390,411
Investment Company, Portfolio Turnover		21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000191064 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2060 Portfolio
Class Name		R6 Class
Trading Symbol		ARGDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R6 Class returned 16.15% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	16.15%	7.05%	10.09%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 447,344,699	$ 447,344,699	$ 447,344,699	$ 447,344,699
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 3,390,411
Investment Company, Portfolio Turnover		21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221889 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2065 Portfolio
Class Name		Investor Class
Trading Symbol		ARHVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio Investor Class returned 16.13% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	16.13%	6.87%	10.70%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

Performance Inception Date				Sep. 23, 2020
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 156,376,435	$ 156,376,435	$ 156,376,435	$ 156,376,435
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 1,112,542
Investment Company, Portfolio Turnover		35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221891 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2065 Portfolio
Class Name		I Class
Trading Symbol		ARHUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$74	0.68%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio I Class returned 16.28% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	16.28%	7.07%	10.90%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

Performance Inception Date				Sep. 23, 2020
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 156,376,435	$ 156,376,435	$ 156,376,435	$ 156,376,435
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 1,112,542
Investment Company, Portfolio Turnover		35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221890 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2065 Portfolio
Class Name		A Class
Trading Symbol		ARHMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$122	1.13%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio A Class returned 15.79% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	15.79%	6.60%	10.40%	9/23/20
A Class - with sales charge	9.13%	5.35%	9.29%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

Performance Inception Date				Sep. 23, 2020
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 156,376,435	$ 156,376,435	$ 156,376,435	$ 156,376,435
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 1,112,542
Investment Company, Portfolio Turnover		35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221892 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2065 Portfolio
Class Name		C Class
Trading Symbol		ARHEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.88%

Expenses Paid, Amount		$ 202
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio C Class returned 14.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	14.95%	5.81%	9.59%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

Performance Inception Date				Sep. 23, 2020
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 156,376,435	$ 156,376,435	$ 156,376,435	$ 156,376,435
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 1,112,542
Investment Company, Portfolio Turnover		35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221888 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2065 Portfolio
Class Name		R Class
Trading Symbol		ARHFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$149	1.38%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R Class returned 15.58% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	15.58%	6.35%	10.15%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

Performance Inception Date				Sep. 23, 2020
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 156,376,435	$ 156,376,435	$ 156,376,435	$ 156,376,435
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 1,112,542
Investment Company, Portfolio Turnover		35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221887 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2065 Portfolio
Class Name		R6 Class
Trading Symbol		ARHSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R6 Class returned 16.51% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	16.51%	7.24%	11.08%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

Performance Inception Date				Sep. 23, 2020
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 156,376,435	$ 156,376,435	$ 156,376,435	$ 156,376,435
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 1,112,542
Investment Company, Portfolio Turnover		35.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266191 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2070 Portfolio
Class Name		Investor Class
Trading Symbol		ARADX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.88%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio Investor Class returned 9.91% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
Investor Class	9.91%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 5,547,995	$ 5,547,995	$ 5,547,995	$ 5,547,995
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 11,774
Investment Company, Portfolio Turnover		22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266187 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2070 Portfolio
Class Name		I Class
Trading Symbol		ARAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.68%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio I Class returned 9.93% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
I Class	9.93%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 5,547,995	$ 5,547,995	$ 5,547,995	$ 5,547,995
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 11,774
Investment Company, Portfolio Turnover		22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266188 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2070 Portfolio
Class Name		A Class
Trading Symbol		ARAJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$79	1.13%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio A Class returned 9.58% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
A Class	9.58%	12/1/25
A Class - with sales charge	3.28%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 5,547,995	$ 5,547,995	$ 5,547,995	$ 5,547,995
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 11,774
Investment Company, Portfolio Turnover		22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266189 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2070 Portfolio
Class Name		C Class
Trading Symbol		ARAKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
C Class	$130	1.88%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio C Class returned 9.10% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
C Class	9.10%	12/1/25
C Class - with sales charge	8.10%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 5,547,995	$ 5,547,995	$ 5,547,995	$ 5,547,995
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 11,774
Investment Company, Portfolio Turnover		22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266190 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2070 Portfolio
Class Name		R Class
Trading Symbol		ARAPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$96	1.38%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio R Class returned 9.45% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
R Class	9.45%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 5,547,995	$ 5,547,995	$ 5,547,995	$ 5,547,995
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 11,774
Investment Company, Portfolio Turnover		22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266186 [Member]
Shareholder Report [Line Items]
Fund Name		One Choice 2070 Portfolio
Class Name		R6 Class
Trading Symbol		ARARX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number		1-800-345-2021
Additional Information Website		americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.53%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio R6 Class returned 10.04% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
R6 Class	10.04%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

Performance Inception Date	Dec. 01, 2025
No Deduction of Taxes [Text Block]		The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]		Visit americancentury.com for more recent performance information.
Net Assets	$ 5,547,995	$ 5,547,995	$ 5,547,995	$ 5,547,995
Holdings Count | holding	20	20	20	20
Advisory Fees Paid, Amount		$ 11,774
Investment Company, Portfolio Turnover		22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%